RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Learning material and devices sales to Hongen Kindergartens	726	1,624	1,326	203
Rental, administrative and other services from Perfect World Group	1,273	2,299	1,543	237
Research and development outsourcing services from Hongen Kindergartens	—	—	381	58
Assets transferred to Perfect World Group(1)	—	—	8,405	1,288
Proceeds of loans from shareholders(2)	10,000	2,000	—	—
Proceeds of loans from Shihezi Happy Forever(3)	24,700	—	—	—
Repayments of loans from shareholders(2)	—	12,000	—	—
Repayments of loans from Shihezi Happy Forever(3)	13,500	51,819	—	—

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Hongen Education	867	322	49
Amounts due to related parties:
Hongen Education(4)	66,183	127	19
Perfect World Group entities	3,248	358	55
	69,431	485	74